Financial liabilities - Heights convertible notes (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Share price
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities	€ 1	€ 1
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%	10.00%
Heights convertible notes, tranche A | Volatility
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ 5	€ 2
Heights convertible notes, tranche A | Share price
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	36	39
Heights convertible notes, tranche A | Risk-free rate
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	(166)	(219)
Heights convertible notes, tranche A | Held to maturity / voluntary conversion scenario probability
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	€ (667)	€ (631)